Cash and due from banks - Breakdown of Pledged Deposits by Country Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cash and cash equivalents [Line Items]
Total	$ 80,954	$ 143,907,000
Cash and bank balances at central banks	1,734,177	1,020,858
Restricted deposit	28,000	25,000
Demand deposit
Disclosure of cash and cash equivalents [Line Items]
Cash and bank balances at central banks	1,734,000	1,021,000
Chile
Disclosure of cash and cash equivalents [Line Items]
Total	28,000	20,000,000
Germany
Disclosure of cash and cash equivalents [Line Items]
Total	12,114	29,263,000
Japan
Disclosure of cash and cash equivalents [Line Items]
Total	15,860	18,120,000
Panama
Disclosure of cash and cash equivalents [Line Items]
Total	1,600	1,600,000
Spain
Disclosure of cash and cash equivalents [Line Items]
Total	0	10,300,000
United Kingdom
Disclosure of cash and cash equivalents [Line Items]
Total	0	254,000
United States of America
Disclosure of cash and cash equivalents [Line Items]
Total	$ 23,380	$ 64,370,000